UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokio Marine Holdings, Inc.
Address: Tokio Marine Nichido Building Shinkan
         1-2-1, Marunouchi
         Chiyoda-ku, Tokyo, Japan  100-0005

13F File Number:  28-14109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yasuki Iguma
Title:     Deputy Manager
Phone:     81-3-3515-4186

Signature, Place, and Date of Signing:

 /s/ Yasuki Iguma     Tokyo, Japan     April 20, 2011


Tokio Marine Asset Management Co,. Ltd. ("TMA Tokyo") is a direct wholly-owned subsidiary of Tokio Marine & Nichido Fire Insurance Co., Ltd. and an indirect wholly-owned subsidiary of Tokio Marine Holdings, Inc.("TMHD"). As a result of the corporate relationship between TMHD and TMA Tokyo, TMHD is deemed to share investment discretion with TMA Tokyo with respect to Section 13(f) securities over which TMA Tokyo exercises investment discretion.



Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-14025                     Tokio Marine Asset Management Co,. Ltd.